Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (2,781,916)	$ (61,060,794)	$ (6,081,413)